Investments in Unconsolidated Entities (Details) - Schedule of investments in unconsolidated entities - USD ($)			12 Months Ended
		Jul. 03, 2014	Mar. 31, 2021	Mar. 31, 2020
Impairment of investments in unconsolidated entities
Total			$ 11,879	$ 10,977
Beijing Tianyuebowen Science And Technology Co Ltd [Member]
Equity investments without readily determinable fair value:
Equity investments without readily determinable fair value	[1]		137,367	126,946
Equity method investment:
Equity method investment			140,000
Impairment of investments in unconsolidated entities
Impairment of investments in unconsolidated entities	[1]		(125,488)	(115,969)
Zhongtai International Education Technology [Member]
Equity investments without readily determinable fair value:
Equity investments without readily determinable fair value	[2]		152,630	141,052
Equity method investment:
Equity method investment			150,000
Impairment of investments in unconsolidated entities
Impairment of investments in unconsolidated entities	[2]		(152,630)	(141,052)
Nanjing Wei You Xue Information Technology Co., Ltd. [Member]
Equity method investment:
Equity method investment			$ 300,000	71,828
Impairment of investments in unconsolidated entities
Impairment of investments in unconsolidated entities		$ 71,828		$ (71,828)

[1]	On June 2, 2016, the Company invested RMB 0.9 million (approximately $0.14 million as of March 31, 2021) in exchange for 10% equity interest of Tianyuebowen through its related party, Beijing Haohua Haofu Investment Co., Ltd. (“Haohua Haofu”). Haohua Haofu signed the investment agreement on behalf of Digital Information and transferred 10% ownership of Tianyuebowen to the Company subsequently. RMB 0.9 million was paid in full by the Company in June 2016. Due to the continual losses of Tianyuebowen, the company believes that the probability of recovering the investment in Tianyuebowen is low. Therefore the company accrued $125,488 impairment loss for the investment in Beijing Tianyuebowen.
[2]	On August 15, 2016, the Company invested RMB 1.0 million (approximately $0.15 million as of March 31, 2021) in exchange for 15% equity interest of Zhongtai International Education Technology (Beijing) Co., Ltd. (“Zhongtai”) through Haohua Haofu. Haohua Haofu signed the investment agreement on behalf of Digital Information and transferred the 15% ownership of Zhongtai to the Company subsequently. RMB 1.0 million was paid in full by the Company in August 2016. Due to the continual losses of Zhongta, the company believes that the probability of recovering the investment in Zhongta is low. Therefore the balance of $152,630 investment in Zhongtai is fully impaired in fiscal year 2021.